Long-term debt - Summary of Interest Expense Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense [Abstract]
Interest expense on debt, net of capitalized interest	$ 16.4	$ 16.3	$ 32.6	$ 34.1	$ 66.6	$ 75.9	$ 71.3
Interest expense on capital leases	25.4	24.3	51.0	48.4	98.0	71.1	29.2
Amortization of deferred financing costs and fees	1.3	1.5	2.7	2.9	5.8	5.7	8.2
Interest income on Promissory Notes					(1.0)
Total	$ 43.1	$ 42.1	$ 86.3	$ 85.4	$ 169.4	$ 152.7	$ 108.7